Issuance of Shares	9 Months Ended
Sep. 30, 2025
Issuance of Shares [Abstract]
ISSUANCE OF SHARES
4	ISSUANCE OF SHARES

	Ordinary Shares#
	Ordinary Shares		Class A Ordinary Shares		Class B Ordinary Shares
	Shares	Amount (RM)	Shares	Amount (RM)	Shares	Amount (RM)
Balance as at December 31, 2024	10,800,000	1,145,780	-	-	-	-
Issuance of ordinary shares upon IPO, net	-	-	1,750,000	20,012,328	-	-
Issuance of ordinary shares	-	-	200,000	-	-	-
Re-designation of ordinary shares into Class A and Class B	(10,800,000)	(1,145,780)	8,800,000	1,145,780	2,000,000	-
Balance as at September 30, 2025	-	-	10,750,000	21,158,108	2,000,000	-

During the financial period ended 30 September 2025, the Company successfully completed its initial public offering (IPO), issuing 1,750,000 new ordinary shares at an issue price of RM 17.6564 per share, resulting in gross proceeds of RM 30,898,700 on 6 March 2025.

The shares issued are ordinary shares with no par value and carry the same rights and obligations as the existing shares, including equal rights to dividends, voting, and distribution of assets upon liquidation.

In connection with the IPO, the Company incurred deferred offering costs amounting to RM 10,886,371.99. These costs, being directly attributable to the equity issuance, were deducted from equity in accordance with IAS 32 Financial Instruments: Presentation. As a result, the net proceeds recognized in equity amounted to RM 20,012,328.

On 12 September 2025, the Company issued restricted 200,000 ordinary shares to Dennis O’Neill as consideration for professional services rendered in relation to investor and public relations planning. The issuance was recognized as a share-based payment transaction in accordance with IFRS 2 Share-based Payment.

The shares were issued for nil cash consideration, as they formed part of a non-cash compensation arrangement agreed with the service provider. Although no cash was exchanged, the issuance reflects the Company’s acknowledgement of the value of the services received. In accordance with IFRS 2 Share-based Payment, the Company recorded the related share-based payment expense for the period, with a corresponding increase in equity.

On 30 September 2025, the Company re-designated its ordinary shares into two classes, comprising 8,800,000,000 Class A ordinary shares and 2,000,000 Class B ordinary shares, both with no par value, pursuant to the approval of the Board of Directors on the same date.

The re-designation was undertaken to establish a dual-class share structure that supports the Company’s long-term strategic objectives. This structure enables the Company to maintain stability in key decision-making processes by granting enhanced voting rights to Class B ordinary shares, typically held by founders, key executives or strategic shareholders whose continued involvement is critical to the Company’s direction. At the same time, it allows the Company to provide Class A ordinary shares to existing and future investors without diluting control over fundamental corporate matters.

This approach is common among growth-stage and technology-oriented companies seeking to balance capital-raising flexibility with preservation of strategic leadership oversight.

Differences Between Class A and Class B Ordinary Shares

The rights attached to Class A and Class B ordinary shares are set out in the Company’s Memorandum and Articles of Association (MAA).

The principal difference between the two classes is voting rights, as summarised below:

●	Voting Rights

o	Class A ordinary shares: Each Class A Share confers one vote at any meeting of shareholders or on any shareholders’ resolution.

o	Class B ordinary shares: Each Class B Share confers twenty votes at any meeting of shareholders or on any shareholders’ resolution.
●	Dividend Rights

o	Both Class A and Class B Shares carry an equal entitlement to any distribution declared by the Company in accordance with the Act and the MAA.

●	Rights on Liquidation

o	Class A and Class B Shares rank pari passu, each conferring an equal share in the distribution of any surplus assets of the Company upon liquidation.

●	Conversion Rights

o	In accordance with clause 6.4 of the MAA, each Class B Share may be voluntarily converted into a Class A Share at the option of the holder, subject to the terms set out in the MAA.